Consolidated statement of changes in equity/(deficit) - EUR (€) € in Millions	Total	Number of Ordinary Shares Outstanding	Share Capital	Treasury Shares	Other Paid in Capital	Other Reserves	Accumulated Deficit
Beginning balance (in shares) (After adoption of IFRS 16) at Dec. 31, 2018		180,856,081
Beginning balance (After adoption of IFRS 16) at Dec. 31, 2018	€ 2,076		€ 0	€ (77)	€ 3,801	€ 875	€ (2,523)
Loss for the year	(186)						(186)
Other comprehensive income (loss)	(111)					(111)
Repurchases of ordinary shares (in shares)		(3,679,156)
Repurchases of ordinary shares	(433)			(433)
Issuance of shares upon exercise of stock options and restricted stock units (in shares)		3,557,405
Issuance of shares upon exercise of stock options, restricted stock units, and contingently issuable shares	154			140	14
Issuance of shares upon exercise of, or net settlement of, warrants (in shares)		3,591,627
Issuance of shares upon exercise of, or net settlement of, warrants	377				377
Issuance of share-based compensation in conjunction with business combinations	13					13
Restricted stock units withheld for employee taxes	(6)					(6)
Share-based compensation	127					127
Income tax impact associated with share-based compensation	26					26
Ending balance (in shares) (After adoption of IFRS 16) at Dec. 31, 2019		184,325,957
Ending balance (After adoption of IFRS 16) at Dec. 31, 2019	2,037		0	(370)	4,192	924	(2,709)
Loss for the year	(581)						(581)
Other comprehensive income (loss)	577					577
Issuance of ordinary shares (in shares)		5,038,200
Issuance of ordinary shares	€ 0
Repurchases of ordinary shares (in shares)	(5,038,200)	(5,038,200)
Repurchases of ordinary shares	€ 0
Issuance of shares upon exercise of stock options and restricted stock units (in shares)		4,802,847
Issuance of shares upon exercise of stock options, restricted stock units, and contingently issuable shares	319			195	124
Issuance of shares upon exercise of, or net settlement of, warrants (in shares)		1,084,043
Issuance of shares upon exercise of, or net settlement of, warrants	267				267
Issuance of share-based compensation in conjunction with business combinations	0
Restricted stock units withheld for employee taxes	(29)					(29)
Share-based compensation	181					181
Income tax impact associated with share-based compensation	34					34
Ending balance (in shares) at Dec. 31, 2020		190,212,847
Ending balance at Dec. 31, 2020	2,805		0	(175)	4,583	1,687	(3,290)
Loss for the year	(34)						(34)
Other comprehensive income (loss)	(919)					(919)
Reclassification of gain on sale of long term investments	0					(134)	134
Reclassification of tax effect of gain on sale of long term investments	0					30	(30)
Issuance of ordinary shares (in shares)		2,000,000
Issuance of ordinary shares	€ 0
Repurchases of ordinary shares (in shares)	(2,458,234)	(2,458,234)
Repurchases of ordinary shares	€ (89)			(89)
Issuance of shares upon exercise of stock options and restricted stock units (in shares)		2,397,198
Issuance of shares upon exercise of stock options, restricted stock units, and contingently issuable shares	167			4	163
Issuance of share-based compensation in conjunction with business combinations	0
Restricted stock units withheld for employee taxes	(54)					(54)
Share-based compensation	222					222
Income tax impact associated with share-based compensation	21					21
Ending balance at Dec. 31, 2021	€ 2,119		€ 0	€ (260)	€ 4,746	€ 853	€ (3,220)